Biocon Acquisition (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 44	$ 34	$ 134	$ 190
Interest income		1	4	4
Gross margin	$ 998	467	$ 3,203	2,292
Biocon Acquisition [Member]
Percentage on membership interests			100.00%
Amortization term			5 years
Amortization expense			$ 42
Adjustments to amortization expense related to identifiable intangible assets acquired		10	21	21
Adjustments to depreciation expense on equipment			10	10
Interest income		1	4	4
Gross margin		$ 1	5	$ 10
Biocon Acquisition [Member] | Selling, General and Administrative Cost [Member]
Transaction costs			$ 33